Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.5%

Australia — 6.9%
ALS Ltd.	69,424	$1,053,704
ANZ Group Holdings Ltd.	249,659	6,542,241
APA Group	107,888	772,150
Aristocrat Leisure Ltd.	51,016	2,296,417
ASX Ltd.	18,126	698,667
Atlas Arteria Ltd.	69,992	247,270
Aurizon Holdings Ltd.	222,778	655,602
BHP Group Ltd.	414,028	17,537,719
Brambles Ltd.	117,899	1,622,179
CAR Group Ltd.	45,496	830,488
Charter Hall Group	61,162	1,002,191
Cochlear Ltd.	7,348	618,995
Coles Group Ltd.	106,620	1,803,971
Commonwealth Bank of Australia	131,852	16,440,406
Computershare Ltd.	53,435	1,536,483
CSL Ltd.	38,212	3,302,712
Dexus	169,056	711,232
EBOS Group Ltd.	13,370	173,166
Endeavour Group Ltd.(a)	185,572	453,572
Fortescue Ltd.	140,833	1,830,901
Glencore PLC*	791,860	5,786,456
Goodman Group	182,037	3,806,208
GPT Group (The)	248,572	897,366
HUB24 Ltd.	11,132	666,220
IGO Ltd.*	95,663	461,588
Insurance Australia Group Ltd.	185,572	1,106,558
Lottery Corp., Ltd. (The)	220,828	867,002
Lynas Rare Earths Ltd.*	74,460	736,865
Macquarie Group Ltd.	31,522	5,603,286
Medibank Pvt Ltd.	273,436	992,888
Mineral Resources Ltd.*	19,438	791,560
Mirvac Group	618,328	777,367
National Australia Bank Ltd.	252,446	7,328,042
Origin Energy Ltd.	148,119	1,119,379
PLS Group Ltd.*	278,280	811,118
Pro Medicus Ltd.	6,293	716,951
QBE Insurance Group Ltd.	124,633	2,164,767
Ramsay Health Care Ltd.	21,474	668,748
REA Group Ltd.	5,375	606,702
Region Group	292,715	489,301
Rio Tinto Ltd.(a)	32,984	3,951,482
Rio Tinto PLC	85,249	8,230,289
Santos Ltd.	273,665	1,506,917
Scentre Group	578,707	1,593,305
SEEK Ltd.	49,110	506,694
Sonic Healthcare Ltd.	48,777	748,892
South32 Ltd.	483,540	1,552,039
Steadfast Group Ltd.	135,053	484,707
Stockland	282,939	848,545
Suncorp Group Ltd.	89,142	1,201,466
Technology One Ltd.	42,156	910,751
Transurban Group	257,583	2,679,331
Treasury Wine Estates Ltd.(a)	123,567	427,862
Vicinity Ltd.	443,248	834,326
Wesfarmers Ltd.	94,131	5,907,856
Westpac Banking Corp.	280,350	7,456,756
WiseTech Global Ltd.	21,017	535,835
Woodside Energy Group Ltd.	151,021	3,494,997
Woolworths Group Ltd.	99,687	2,784,506
Total Australia		142,184,994

Austria — 0.4%
ANDRITZ AG	6,685	624,544
BAWAG Group AG	5,629	1,134,673

	Shares	Value
Common Stocks (continued)

Austria (continued)
Erste Group Bank AG	21,457	$2,784,732
Mondi PLC	42,613	511,645
OMV AG	13,863	1,007,247
Raiffeisen Bank International AG	8,990	614,400
Strabag SE, Bearer	2,616	252,224
Verbund AG	6,297	431,440
Total Austria		7,360,905

Belgium — 0.8%
Ageas SA	17,755	1,468,773
Anheuser-Busch InBev SA	72,079	6,236,370
D'ieteren Group	2,172	448,319
Groupe Bruxelles Lambert NV	10,969	986,282
KBC Group NV	18,395	2,638,137
Lotus Bakeries NV(a)	38	487,051
Sofina SA(a)	2,100	593,891
Syensqo SA(a)	6,408	566,594
UCB SA	9,549	2,448,912
Warehouses De Pauw CVA	21,606	554,848
Total Belgium		16,429,177

Cambodia — 0.0%(b)
NagaCorp Ltd.	192,016	84,969

Chile — 0.1%
Antofagasta PLC	27,324	1,343,990

China — 0.5%
AAC Technologies Holdings, Inc.	65,670	322,756
BOC Aviation Ltd.	22,735	224,404
BOC Hong Kong Holdings Ltd.	319,422	2,126,330
Lenovo Group Ltd.(a)	605,742	1,843,119
MMG Ltd.*(a)	328,544	351,521
Nexteer Automotive Group Ltd.	77,440	41,477
Prosus NV*	93,948	4,319,889
Shenzhou International Group Holdings Ltd.	61,207	347,966
SITC International Holdings Co., Ltd.	112,183	564,806
Wilmar International Ltd.	223,450	684,031
Xinyi Glass Holdings Ltd.(a)	197,619	234,877
Total China		11,061,176

Czech Republic — 0.0%(b)
CSG NV*(a)	11,231	213,468

Denmark — 1.3%
Carlsberg A/S, Class B	7,004	1,030,858
Coloplast A/S, Class B	10,112	668,348
Danske Bank A/S	50,700	2,912,416
DSV A/S	15,415	3,334,865
Genmab A/S*	4,732	1,353,665
Novo Nordisk A/S, Class B	245,869	11,599,469
Novonesis Novozymes B, Class B	28,239	1,834,280
Orsted A/S*	36,217	808,322
Pandora A/S	6,222	777,660
Tryg A/S	23,230	553,151
Vestas Wind Systems A/S(a)	80,511	2,163,111
Total Denmark		27,036,145

Finland — 1.0%
Elisa OYJ(a)	13,063	525,736
Fortum OYJ	33,466	759,497

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Finland (continued)
Kesko OYJ, B Shares(a)	23,818	$591,374
Kone OYJ, Class B	24,889	1,434,665
Metso OYJ(a)	53,049	983,282
Neste OYJ	31,678	1,113,823
Nokia OYJ	382,329	3,500,632
Nordea Bank Abp	249,836	5,030,352
Orion OYJ, Class B	8,729	814,499
Sampo OYJ, A Shares	209,471	2,319,449
Stora Enso OYJ, R Shares(a)	45,098	515,658
UPM-Kymmene OYJ	40,265	1,089,608
Wartsila OYJ Abp	37,840	1,277,369
Total Finland		19,955,944

France — 7.0%
Accor SA	21,157	1,092,964
Air Liquide SA	50,914	10,000,619
Airbus SE	46,121	10,729,640
Alstom SA*(a)	29,861	552,453
AXA SA	135,230	6,992,160
BNP Paribas SA	77,680	9,800,827
Bouygues SA	20,612	1,156,349
Capgemini SE	13,437	1,584,643
Carrefour SA	54,519	999,552
Cie de Saint-Gobain SA	37,416	3,499,019
Cie Generale des Etablissements Michelin SCA	57,504	2,313,657
Danone SA	51,948	4,035,585
Dassault Systemes SE	58,722	1,354,629
Edenred SE	21,671	711,105
Eiffage SA	6,812	965,977
Engie SA	150,432	4,692,184
EssilorLuxottica SA	23,181	4,375,359
Gecina SA	7,813	673,744
Getlink SE(a)	31,585	671,565
Hermes International SCA	2,673	4,710,003
Klepierre SA	24,267	1,098,388
Legrand SA	21,691	3,279,293
L'Oreal SA	17,997	8,012,356
LVMH Moet Hennessy Louis Vuitton SE	19,172	10,481,017
Orange SA	179,443	3,421,010
Pernod Ricard SA(a)	15,163	1,183,173
Publicis Groupe SA	20,295	2,162,714
Renault SA	17,683	554,609
Rexel SA	22,954	946,524
Safran SA	27,273	10,618,631
Sartorius Stedim Biotech	2,602	499,055
Societe Generale SA	55,796	5,219,781
Sodexo SA(a)	9,442	620,305
Thales SA	7,495	2,120,486
TotalEnergies SE	154,213	13,559,176
Unibail-Rodamco-Westfield*	11,892	1,440,750
Veolia Environnement SA	54,251	2,151,564
Vinci SA	39,597	5,583,170
Total France		143,864,036

Germany — 7.2%
adidas AG	13,258	2,431,485
Allianz SE	30,327	15,091,098
BASF SE	71,623	4,153,252
Bayer AG	78,011	4,312,752
Bayerische Motoren Werke AG	27,229	1,857,769
Bechtle AG	9,486	393,999

	Shares	Value
Common Stocks (continued)

Germany (continued)
Beiersdorf AG(a)	8,850	$821,920
Commerzbank AG(a)	52,741	2,285,858
Continental AG	10,034	829,596
CTS Eventim AG & Co. KGaA	5,614	377,862
Daimler Truck Holding AG	42,476	2,391,734
Deutsche Bank AG	138,670	5,085,551
Deutsche Boerse AG	14,735	4,446,862
Deutsche Lufthansa AG	58,564	608,853
Deutsche Post AG	74,130	4,926,363
Deutsche Telekom AG	270,422	8,325,942
E.ON SE	182,149	3,922,129
Fresenius Medical Care AG(a)	17,318	885,676
Fresenius SE & Co. KGaA	34,277	1,755,752
GEA Group AG	14,205	1,007,580
Hannover Rueck SE	5,293	1,526,118
Heidelberg Materials AG	10,307	1,909,253
Henkel AG & Co. KGaA	8,653	707,851
Infineon Technologies AG	104,617	7,423,034
KION Group AG	6,690	299,651
Knorr-Bremse AG	6,313	747,406
LEG Immobilien SE	7,779	465,854
Mercedes-Benz Group AG	61,053	3,282,525
Merck KGaA	10,903	1,795,737
MTU Aero Engines AG	4,471	1,861,138
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,214	6,136,744
Nemetschek SE	5,496	367,074
RENK Group AG	7,782	428,429
Rheinmetall AG	3,586	4,703,492
RWE AG	58,107	3,822,767
SAP SE	80,234	14,555,942
Siemens AG	57,327	18,642,900
Siemens Energy AG	58,901	9,991,789
Siemens Healthineers AG	31,457	1,334,068
Zalando SE*	20,456	665,117
Total Germany		146,578,922

Greece — 0.0%(b)
Metlen Energy & Metals PLC(a)	8,512	452,654

Hong Kong — 1.5%
AIA Group Ltd.	829,161	8,379,796
ASMPT Ltd.	35,800	690,744
CK Asset Holdings Ltd.	178,367	1,088,181
CLP Holdings Ltd.	143,398	1,428,201
Henderson Land Development Co., Ltd.(a)	159,280	576,866
Hong Kong & China Gas Co., Ltd.(a)	1,030,714	924,036
Hong Kong Exchanges & Clearing Ltd.	95,468	4,974,524
Hongkong Land Holdings Ltd.	95,490	775,379
Link REIT	235,518	1,174,947
MTR Corp., Ltd.(a)	168,973	713,679
Orient Overseas International Ltd.(a)	9,489	185,264
Power Assets Holdings Ltd.	126,297	951,061
Prudential PLC	194,557	2,921,968
Sino Land Co., Ltd.	452,343	617,230
Sun Hung Kai Properties Ltd.	112,548	1,768,251
Swire Pacific Ltd., Class A	44,523	564,941
Techtronic Industries Co., Ltd.	119,235	2,007,118
WH Group Ltd.	692,910	746,670
Wharf Real Estate Investment Co., Ltd.	165,105	559,642
Total Hong Kong		31,048,498

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Indonesia — 0.0%(b)
Jardine Matheson Holdings Ltd.	14,789	$982,137

Ireland — 0.3%
AIB Group PLC	163,821	1,932,905
Bank of Ireland Group PLC	74,120	1,542,692
Kerry Group PLC, Class A	12,941	1,232,831
Kingspan Group PLC	11,844	1,093,575
Total Ireland		5,802,003

Israel — 1.2%
Bank Hapoalim BM	137,848	3,346,094
Bank Leumi Le-Israel BM	152,166	3,597,243
Big Shopping Centers Ltd.	4,629	1,039,887
Elbit Systems Ltd.	2,499	2,009,058
Enlight Renewable Energy Ltd.*	13,058	1,108,733
Harel Insurance Investments & Financial Services Ltd.	11,300	648,371
Israel Discount Bank Ltd., Class A	150,879	1,574,741
Migdal Insurance & Financial Holdings Ltd.*	75,758	430,231
Mizrahi Tefahot Bank Ltd.	22,786	1,694,356
Next Vision Stabilized Systems Ltd.	6,518	505,535
Nice Ltd.*	6,658	646,851
Phoenix Financial Ltd.	21,757	1,222,084
Shufersal Ltd.	64,741	924,131
Teva Pharmaceutical Industries Ltd.*	99,992	3,549,510
Tower Semiconductor Ltd.*	10,913	2,412,717
Total Israel		24,709,542

Italy — 3.1%
Banca Monte dei Paschi di Siena SpA(a)	159,793	2,126,774
Banco BPM SpA	126,606	2,297,888
BPER Banca SpA	135,788	2,198,167
Brunello Cucinelli SpA(a)	4,348	439,828
Coca-Cola HBC AG*	16,527	1,114,285
Davide Campari-Milano NV(a)	64,685	438,800
Enel SpA	606,547	6,838,352
Eni SpA	160,390	4,425,188
Ferrari NV	9,450	3,697,802
FinecoBank Banca Fineco SpA	59,653	1,625,933
Generali(a)	82,490	4,175,039
Intesa Sanpaolo SpA	1,240,789	9,335,005
Leonardo SpA	33,070	2,097,242
Mediobanca Banca di Credito Finanziario SpA(a)	16,724	537,231
Moncler SpA	20,454	1,155,487
Nexi SpA(a)	78,465	382,959
PRADA SpA(a)	59,030	325,653
Prysmian SpA	24,626	3,405,678
Recordati Industria Chimica e Farmaceutica SpA	13,002	772,655
Ryanair Holdings PLC	18,802	524,808
Snam SpA	229,904	1,557,470
Telecom Italia SpA*	238,447	2,017,259
UniCredit SpA	120,296	11,295,353
Total Italy		62,784,856

Ivory Coast (Cote D'Ivoire) — 0.0%(b)
Endeavour Mining PLC	19,700	933,727

Japan — 23.2%
Advantest Corp.	57,018	11,638,154

	Shares	Value
Common Stocks (continued)
Japan (continued)
Aeon Co., Ltd.	201,753	$1,728,316
AGC, Inc.	24,920	951,413
Aisin Corp.	57,813	807,331
Ajinomoto Co., Inc.	80,454	2,508,740
Aozora Bank Ltd.	24,792	473,029
Asahi Group Holdings Ltd.(a)	135,732	1,420,615
Asahi Intecc Co., Ltd.	23,182	523,115
Asahi Kasei Corp.	145,482	1,573,828
Asics Corp.	56,360	1,682,747
Astellas Pharma, Inc.	159,475	2,205,457
Bandai Namco Holdings, Inc.	50,424	1,459,596
BayCurrent, Inc.	13,145	589,368
Bic Camera, Inc.	28,060	307,343
Bridgestone Corp.	105,026	2,615,344
Brother Industries Ltd.	32,401	816,206
Canon, Inc.	78,975	2,196,271
Capcom Co., Ltd.	27,232	677,957
Central Japan Railway Co.	76,556	1,917,446
Chubu Electric Power Co., Inc.	77,661	1,359,342
Chugai Pharmaceutical Co., Ltd.	51,978	2,262,908
CyberAgent, Inc.	45,722	417,952
Dai Nippon Printing Co., Ltd.	49,049	899,963
Daifuku Co., Ltd.	33,424	1,255,932
Daiichi Life Group, Inc.	291,529	3,512,629
Daiichi Sankyo Co., Ltd.	144,281	2,326,528
Daikin Industries Ltd.	23,299	3,408,700
Daito Trust Construction Co., Ltd.	34,748	735,224
Daiwa House Industry Co., Ltd.	56,428	1,657,844
Daiwa Securities Group, Inc.	158,057	1,793,745
Daiwa Securities Living Investments Corp.	768	468,349
Denso Corp.	157,986	1,952,190
Dentsu Group, Inc.*	23,040	512,965
Disco Corp.	7,174	2,634,860
East Japan Railway Co.	94,627	2,184,637
Ebara Corp.	42,505	1,483,704
Eisai Co., Ltd.	24,215	734,244
ENEOS Holdings, Inc.	246,828	2,057,869
FANUC Corp.	79,510	3,562,907
Fast Retailing Co., Ltd.	14,654	7,196,083
Fuji Electric Co., Ltd.	14,223	1,276,028
FUJIFILM Holdings Corp.	105,078	2,489,271
Fujikura Ltd.	132,295	3,466,382
Fujitsu Ltd.	138,749	3,188,460
Furukawa Electric Co., Ltd.	57,530	1,136,328
GLP J-Reit	818	744,921
Hamamatsu Photonics K.K.	35,772	521,893
Hankyu Hanshin Holdings, Inc.(a)	29,331	868,555
Hikari Tsushin, Inc.	2,021	497,301
Hirose Electric Co., Ltd.	4,457	766,276
Hitachi Ltd.	348,516	11,528,552
Honda Motor Co., Ltd.	315,617	3,222,078
Hoya Corp.	27,582	4,274,366
Idemitsu Kosan Co., Ltd.	83,025	683,597
IHI Corp.	79,511	1,411,948
Inpex Corp.	75,752	1,725,561
Isetan Mitsukoshi Holdings Ltd.	34,023	766,466
Isuzu Motors Ltd.	56,898	858,517
ITOCHU Corp.	504,893	6,386,274
J Front Retailing Co., Ltd.	32,656	611,486
Japan Logistics Fund, Inc.	819	508,708
Japan Post Bank Co., Ltd.	161,720	3,159,748
Japan Post Holdings Co., Ltd.	161,345	2,413,715
Japan Steel Works Ltd. (The)	7,183	337,891
Japan Tobacco, Inc.	95,273	4,269,260

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
JX Advanced Metals Corp.	47,531	$1,133,460
Kajima Corp.	42,450	1,435,129
Kansai Electric Power Co., Inc. (The)(a)	89,071	1,365,224
Kao Corp.(a)	81,874	1,680,416
Kawasaki Heavy Industries Ltd.(a)	68,540	1,189,361
Kawasaki Kisen Kaisha Ltd.(a)	34,165	611,526
KDDI Corp.	237,681	4,360,284
Keio Corp.	84,136	427,906
Keisei Electric Railway Co., Ltd.	53,541	430,245
Kewpie Corp.	18,554	530,547
Keyence Corp.	15,162	7,727,406
Kikkoman Corp.(a)	73,277	758,197
Kintetsu Group Holdings Co., Ltd.	26,003	565,705
Kioxia Holdings Corp.*	26,981	7,879,520
Kirin Holdings Co., Ltd.	81,116	1,504,384
Kobe Bussan Co., Ltd.	13,982	241,573
Kobe Steel Ltd.(a)	48,234	629,185
Koito Manufacturing Co., Ltd.	34,574	585,516
Komatsu Ltd.	75,876	3,332,873
Konami Group Corp.	8,370	1,084,985
Kotobuki Spirits Co., Ltd.(a)	15,416	246,211
K's Holdings Corp.	32,008	379,231
Kubota Corp.	102,279	1,763,586
Kuraray Co., Ltd.	51,284	592,637
Kurita Water Industries Ltd.	14,431	792,312
Kyocera Corp.	125,078	2,899,437
Kyoto Financial Group, Inc.	29,197	813,610
Kyowa Kirin Co., Ltd.	29,282	469,781
Kyushu Electric Power Co., Inc.	53,396	596,586
Lasertec Corp.	6,525	1,553,542
Lion Corp.	33,879	363,419
Lixil Corp.	45,678	497,732
LY Corp.	254,356	713,746
Makita Corp.	25,688	836,181
Marubeni Corp.	121,543	3,970,137
Marui Group Co., Ltd.	28,677	534,458
MatsukiyoCocokara & Co.	35,680	567,944
MEIJI Holdings Co., Ltd.	31,569	751,232
MINEBEA MITSUMI, Inc.	44,361	1,031,398
MISUMI Group, Inc.	29,763	721,714
Mitsubishi Chemical Group Corp.	171,057	1,276,280
Mitsubishi Corp.	250,536	7,514,900
Mitsubishi Electric Corp.	164,161	6,095,273
Mitsubishi Estate Co., Ltd.	97,025	2,372,230
Mitsubishi Heavy Industries Ltd.	259,209	6,127,572
Mitsubishi UFJ Financial Group, Inc.	863,218	19,359,720
Mitsui & Co., Ltd.	197,248	6,115,958
Mitsui Chemicals, Inc.	50,555	672,638
Mitsui Fudosan Co., Ltd.	227,772	2,231,586
Mitsui Kinzoku Co., Ltd.	5,031	977,921
Mitsui OSK Lines Ltd.(a)	29,637	1,097,067
Mizuho Financial Group, Inc.	191,804	9,838,048
Money Forward, Inc.*(a)	6,948	238,036
Morinaga Milk Industry Co., Ltd.	50,846	380,327
MS&AD Insurance Group Holdings, Inc.	103,684	3,206,406
Murata Manufacturing Co., Ltd.	147,626	6,875,770
NEC Corp.	103,884	3,092,543
Nexon Co., Ltd.	30,703	482,262
NGK Corp.	35,195	1,236,494
NH Foods Ltd.	13,440	527,555
NIDEC CORP*(a)	81,720	1,329,794
Nintendo Co., Ltd.	81,922	3,950,881
Nippon Building Fund, Inc.	1,070	905,191
Nippon Express Holdings Inc.	29,012	961,692

	Shares	Value
Common Stocks (continued)

Japan (continued)
Nippon Paint Holdings Co., Ltd.	92,342	$701,735
Nippon Prologis REIT, Inc.	1,033	587,783
Nippon Sanso Holdings Corp.	19,536	709,296
Nippon Steel Corp.(a)	454,793	1,855,447
Nippon Yusen K.K.(a)	34,880	1,338,463
Nissan Chemical Corp.	16,549	779,822
Nissan Motor Co., Ltd.*(a)	235,489	497,230
Nisshin Seifun Group, Inc.	43,533	550,229
Nissin Foods Holdings Co., Ltd.(a)	23,972	434,424
Nitto Denko Corp.	66,220	1,382,832
Nomura Holdings, Inc.	277,398	2,648,108
Nomura Real Estate Master Fund, Inc.	676	648,298
Nomura Research Institute Ltd.	37,966	1,117,341
NSK Ltd.	99,307	718,491
NTT, Inc.	2,436,118	2,331,697
Obayashi Corp.	65,633	1,304,210
Obic Co., Ltd.	33,460	950,897
Odakyu Electric Railway Co., Ltd.(a)	45,048	499,496
Oji Holdings Corp.	119,043	657,774
Olympus Corp.	99,055	1,132,235
Omron Corp.	21,013	716,600
Ono Pharmaceutical Co., Ltd.	44,668	668,793
Oriental Land Co., Ltd.(a)	92,627	1,842,360
ORIX Corp.	99,511	4,006,064
Osaka Gas Co., Ltd.	34,635	1,199,636
Otsuka Corp.	29,784	612,422
Otsuka Holdings Co., Ltd.	37,680	2,626,773
Pan Pacific International Holdings Corp.	173,608	983,697
Panasonic Holdings Corp.	191,392	5,149,463
Pola Orbis Holdings, Inc.	34,530	290,705
Rakuten Group, Inc.*	141,827	742,515
Resona Holdings, Inc.	189,588	2,609,402
Resonac Holdings Corp.	16,564	1,427,796
Ricoh Co., Ltd.	70,965	703,967
Rohm Co., Ltd.	36,253	986,100
Ryohin Keikaku Co., Ltd.	42,613	1,117,880
Sanrio Co., Ltd.(a)	84,036	671,602
Santen Pharmaceutical Co., Ltd.	44,541	527,023
Sanwa Holdings Corp.	23,896	516,565
SBI Holdings, Inc.	55,639	1,061,588
SCREEN Holdings Co., Ltd.	16,621	1,315,275
Secom Co., Ltd.	41,402	1,789,471
Sekisui Chemical Co., Ltd.	51,068	854,742
Sekisui House Ltd.(a)	67,535	1,479,429
Seven & I Holdings Co., Ltd.	176,674	2,340,119
Shimadzu Corp.	30,660	788,331
Shimamura Co., Ltd.	19,773	416,012
Shimano, Inc.	7,331	926,591
Shimizu Corp.	53,547	800,220
Shin-Etsu Chemical Co., Ltd.	148,791	5,419,927
Shionogi & Co., Ltd.	70,777	1,292,855
Shiseido Co., Ltd.(a)	36,318	719,403
Shizuoka Financial Group, Inc.	57,775	1,153,867
SMC Corp.	4,765	2,109,199
Socionext, Inc.	23,077	277,185
SoftBank Corp.	2,530,715	3,550,710
SoftBank Group Corp.	293,134	9,683,686
Sompo Holdings, Inc.	75,599	3,377,206
Sony Financial Group, Inc.	584,904	574,159
Sony Group Corp.	464,605	11,050,144
Stanley Electric Co., Ltd.	26,001	570,071
Subaru Corp.	55,634	948,809
Sumitomo Corp.	356,637	3,740,517
Sumitomo Electric Industries Ltd.	241,659	3,314,701

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Sumitomo Forestry Co., Ltd.	59,040	$499,648
Sumitomo Metal Mining Co., Ltd.	23,067	1,185,765
Sumitomo Mitsui Financial Group, Inc.	292,908	12,534,936
Sumitomo Realty & Development Co., Ltd.	59,698	1,350,868
Suntory Beverage & Food Ltd.(a)	18,574	536,602
Suzuki Motor Corp.	157,162	2,058,973
Sysmex Corp.(a)	48,212	484,164
Taisei Corp.	14,360	1,178,291
Takeda Pharmaceutical Co., Ltd.	132,596	4,590,999
TDK Corp.	164,419	3,106,122
Teijin Ltd.	49,183	505,653
Terumo Corp.	126,710	1,849,421
TISI, Inc.	21,755	516,463
Tobu Railway Co., Ltd.	30,358	590,286
Toho Co., Ltd.	56,745	542,414
Tokio Marine Holdings, Inc.	154,384	7,867,306
Tokyo Electric Power Co. Holdings, Inc.*(a)	136,256	444,987
Tokyo Electron Ltd.	34,910	12,168,347
Tokyo Gas Co., Ltd.	29,396	1,148,147
Tokyu Corp.	59,736	655,417
Tokyu Fudosan Holdings Corp.	84,831	712,053
Tomy Co., Ltd.	14,376	327,472
TOPPAN Holdings, Inc.	24,046	683,663
Toray Industries, Inc.	148,898	1,082,895
Tosoh Corp.	45,166	768,864
TOTO Ltd.	17,055	750,859
Toyo Suisan Kaisha Ltd.	8,931	581,377
Toyota Motor Corp.	838,350	16,148,340
Toyota Tsusho Corp.	60,851	2,568,946
Trend Micro, Inc.	13,093	521,418
Unicharm Corp.	114,403	723,169
USS Co., Ltd.	56,361	714,136
West Japan Railway Co.(a)	48,716	918,177
Workman Co., Ltd.	4,407	162,469
Yakult Honsha Co., Ltd.(a)	25,968	459,751
Yamaha Corp.	60,707	474,104
Yamaha Motor Co., Ltd.(a)	98,600	831,652
Yamato Holdings Co., Ltd.	34,668	450,591
Yaskawa Electric Corp.	26,376	806,230
Yokogawa Electric Corp.	27,519	999,308
Yokohama Financial Group, Inc.	115,485	1,333,816
Zenkoku Hosho Co., Ltd.	25,852	508,191
Zensho Holdings Co., Ltd.(a)	9,043	566,462
Total Japan		474,767,053

Luxembourg — 0.2%
ArcelorMittal SA	33,031	2,308,351
Eurofins Scientific SE	10,710	839,894
RTL Group SA	3,007	112,267
Total Luxembourg		3,260,512

Macau — 0.1%
Galaxy Entertainment Group Ltd.	188,498	822,107
Sands China Ltd.	195,124	366,280
Total Macau		1,188,387

Mexico — 0.0%(b)
Fresnillo PLC	17,141	570,921

Netherlands — 4.4%
ABN AMRO Bank NV	49,093	2,202,873

	Shares	Value
Common Stocks (continued)

Netherlands (continued)
Adyen NV*	2,058	$2,076,351
Akzo Nobel NV(a)	14,554	1,016,762
Argenx SE*(a)	4,882	4,184,652
ASM International NV	3,563	3,284,445
ASML Holding NV(c)	29,727	49,053,056
ASR Nederland NV	15,169	1,237,046
BE Semiconductor Industries NV	5,550	1,265,935
Euronext NV(a)	8,404	1,533,538
EXOR NV(a)	7,642	609,320
Heineken Holding NV	8,526	715,609
Heineken NV	20,777	1,877,496
ING Groep NV	224,394	7,858,889
Koninklijke Ahold Delhaize NV	72,314	2,858,780
Koninklijke KPN NV	325,331	1,538,786
Koninklijke Philips NV	62,560	1,636,788
Magnum Ice Cream Co. NV (The)*	33,646	626,970
NN Group NV	23,793	2,233,802
Randstad NV(a)	11,007	462,240
Universal Music Group NV	82,267	1,366,305
Wolters Kluwer NV	19,338	1,510,284
Total Netherlands		89,149,927

New Zealand — 0.2%
a2 Milk Co., Ltd. (The)(a)	56,910	275,399
Auckland International Airport Ltd.	175,319	897,360
Contact Energy Ltd.	75,493	403,708
Fisher & Paykel Healthcare Corp., Ltd.	53,246	1,273,193
Mainfreight Ltd.	10,981	446,547
Meridian Energy Ltd.	137,352	460,076
Spark New Zealand Ltd.	212,073	239,280
Xero Ltd.*	16,727	822,375
Total New Zealand		4,817,938

Norway — 0.6%
Aker BP ASA	27,217	959,921
DNB Bank ASA	74,970	2,410,941
Equinor ASA	57,704	2,350,944
Kongsberg Gruppen ASA	34,236	1,069,221
Kongsberg Maritime A/S*	34,412	193,391
Mowi ASA	39,608	846,100
Norsk Hydro ASA	130,012	1,187,959
Orkla ASA	63,447	705,101
Telenor ASA	58,718	828,374
Var Energi ASA	92,455	460,121
Vend Marketplaces ASA, Class B	17,073	430,236
Total Norway		11,442,309

Poland — 0.4%
Bank Polska Kasa Opieki SA	16,689	1,094,500
Dino Polska SA*	50,493	431,498
InPost SA*	19,718	350,734
KGHM Polska Miedz SA	13,112	1,078,656
mBank SA*	1,360	491,008
ORLEN SA	52,192	2,064,034
Powszechna Kasa Oszczednosci Bank Polski SA	75,015	2,242,795
Powszechny Zaklad Ubezpieczen SA	64,270	1,220,364
Total Poland		8,973,589

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	854,205	1,046,687
EDP SA	250,361	1,287,596

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Portugal (continued)
Galp Energia SGPS SA	34,198	$774,732
Total Portugal		3,109,015

Singapore — 1.6%
CapitaLand Integrated Commercial Trust	954,919	1,852,117
Capitaland Investment Ltd.	307,137	636,380
DBS Group Holdings Ltd.	154,820	8,926,450
Genting Singapore Ltd.(a)	789,776	390,643
Keppel Ltd.	131,679	1,176,475
Keppel REIT	14,700	10,534
Mapletree Industrial Trust	536,504	806,553
Oversea-Chinese Banking Corp., Ltd.	261,783	5,939,974
Seatrium Ltd.	163,387	273,627
Singapore Airlines Ltd.	187,577	1,125,053
Singapore Exchange Ltd.	86,297	1,644,201
Singapore Technologies Engineering Ltd.	149,857	1,176,631
Singapore Telecommunications Ltd.	652,025	2,255,017
STMicroelectronics NV	55,039	2,892,690
United Overseas Bank Ltd.	97,530	3,297,088
Total Singapore		32,403,433

South Africa — 0.2%
Anglo American PLC	85,949	4,317,807

South Korea — 9.6%
Alteogen, Inc.*	3,576	773,793
APR Corp.	2,843	638,115
Celltrion, Inc.*	13,972	1,829,678
CJ CheilJedang Corp.	3,276	439,803
Coway Co., Ltd.	7,682	493,023
DB Insurance Co., Ltd.	5,268	580,119
Delivery Hero SE*(a)	19,549	842,104
Doosan Enerbility Co., Ltd.*	40,422	1,902,445
Ecopro BM Co., Ltd.	7,025	509,986
Ecopro Co., Ltd.*	10,693	593,264
Ecopro Materials Co., Ltd.*	9,593	216,662
Hana Financial Group, Inc.	28,414	2,499,204
Hankook Tire & Technology Co., Ltd.	19,259	913,171
Hanwha Aerospace Co., Ltd.	2,537	1,631,780
Hanwha Ocean Co., Ltd.*	14,273	852,956
Hanwha Vision Co., Ltd.*	6,848	201,737
HD Hyundai Electric Co., Ltd.	2,417	1,159,590
HD Hyundai Heavy Industries Co., Ltd.	3,234	1,091,081
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,932	1,330,121
HLB Co., Ltd.*	11,997	257,493
HMM Co., Ltd.	26,519	389,684
Hyundai Mobis Co., Ltd.	6,652	2,220,910
Hyundai Motor Co.	14,045	3,822,305
Hyundai Rotem Co., Ltd.	7,219	676,987
Industrial Bank of Korea	72,765	1,053,937
Kakao Corp.	36,031	945,191
KakaoBank Corp.	44,363	687,678
KB Financial Group, Inc.	32,042	3,786,966
Kia Corp.	24,181	2,237,128
Korea Aerospace Industries Ltd.	7,763	693,154
Korean Air Lines Co., Ltd.	53,604	973,798
Krafton, Inc.*	3,378	575,755
LG Chem Ltd.	6,602	1,194,723
LG Corp.	17,474	1,239,126
LG Display Co., Ltd.*	62	401
LG Energy Solution Ltd.*	5,924	1,362,890

	Shares	Value
Common Stocks (continued)

South Korea (continued)
LIG Defense&Aerospace Co., Ltd.	1,128	$553,042
Meritz Financial Group, Inc.*	8,493	738,677
POSCO Holdings, Inc.	8,813	1,931,727
Rainbow Robotics*	1,140	346,230
Samsung Biologics Co., Ltd.*	1,190	1,239,496
Samsung C&T Corp.	10,778	2,657,268
Samsung Electronics Co., Ltd.	407,014	74,939,451
Samsung Episholdings Co., Ltd.*	962	253,034
Samsung Fire & Marine Insurance Co., Ltd.	3,403	1,508,519
Samsung Heavy Industries Co., Ltd.*	72,851	1,090,951
Samsung SDI Co., Ltd.*	6,637	1,848,137
Samsung SDS Co., Ltd.	8,807	1,272,527
Shinhan Financial Group Co., Ltd.	40,371	2,851,483
SK Hynix, Inc.	43,874	52,869,139
SK Square Co., Ltd.*	8,132	5,920,612
SK, Inc.	6,072	2,372,241
Woori Financial Group, Inc.	86,116	2,029,528
Yuhan Corp.	8,822	454,806
Total South Korea		195,493,626

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	15,478	1,964,245
Aena SME SA	57,499	1,765,027
Amadeus IT Group SA	35,058	2,151,520
Banco Bilbao Vizcaya Argentaria SA	433,563	12,071,823
Banco de Sabadell SA	364,525	1,394,518
Banco Santander SA	1,115,388	15,807,800
Bankinter SA	53,166	974,440
CaixaBank SA	288,330	4,168,287
Cellnex Telecom SA*(a)	46,084	1,424,699
EDP Renewables SA	28,224	436,763
Endesa SA(a)	27,184	1,324,874
Grifols SA(a)	40,343	462,495
Iberdrola SA	539,731	12,823,385
Indra Sistemas SA(a)	7,680	501,897
Industria de Diseno Textil SA	85,593	5,558,153
Naturgy Energy Group SA	43,024	1,433,556
Red Electrica Corp. SA	41,398	729,699
Repsol SA	91,974	2,791,548
Telefonica SA(a)	291,581	1,202,354
Total Spain		68,987,083

Sweden — 2.8%
Alfa Laval AB(a)	25,439	1,502,874
Assa Abloy AB, Class B	82,658	3,059,386
Atlas Copco AB, A Shares	199,308	4,201,346
Atlas Copco AB, B Shares	120,430	2,219,876
Beijer Ref AB(a)	46,513	653,327
Boliden AB	24,721	1,235,532
Castellum AB(a)	41,203	578,095
Epiroc AB, Class A	52,055	1,331,931
Epiroc AB, Class B	32,669	714,335
EQT AB(a)	43,488	1,475,583
Essity AB, Class B(a)	46,091	1,339,248
Evolution AB*	9,617	734,078
Fastighets AB Balder, B Shares*(a)	65,179	356,367
Getinge AB, B Shares	18,795	467,708
H & M Hennes & Mauritz AB, B Shares(a)	38,269	698,790
Hexagon AB, B Shares	172,733	1,695,101
Industrivarden AB, A Shares	28,346	1,631,232
Indutrade AB	24,169	604,985

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Investor AB, B Shares	179,146	$7,717,925
Nibe Industrier AB, B Shares	126,663	506,386
Saab AB, Class B	24,759	1,551,720
Sandvik AB	84,699	3,160,676
Securitas AB, B Shares	44,443	712,765
Skandinaviska Enskilda Banken AB, Class A	123,684	2,895,035
Skanska AB, B Shares	31,473	879,858
SKF AB, B Shares	31,822	859,928
Svenska Cellulosa AB SCA, Class B	51,436	583,642
Svenska Handelsbanken AB, A Shares(a)	122,527	1,870,656
Swedbank AB, A Shares	67,470	2,694,557
Tele2 AB, B Shares	45,915	794,849
Telefonaktiebolaget LM Ericsson, B Shares	219,497	2,158,617
Telia Co. AB	189,265	876,491
Trelleborg AB, B Shares	19,767	875,633
Volvo AB, B Shares(a)	139,125	5,312,708
Total Sweden		57,951,240

Switzerland — 5.2%
ABB Ltd.	123,757	12,163,842
Bachem Holding AG(a)	3,712	343,190
Barry Callebaut AG(a)	289	402,575
Chocoladefabriken Lindt & Spruengli AG	150	1,727,953
Cie Financiere Richemont SA, Class A	41,275	9,739,074
DSM-Firmenich AG(a)	15,469	1,661,963
EMS-Chemie Holding AG(a)	776	784,105
Galderma Group AG*	14,896	3,235,859
Geberit AG	2,867	1,885,937
Givaudan SA	631	2,519,164
Helvetia Baloise Holding AG	6,982	1,870,957
Julius Baer Group Ltd.	18,769	1,644,332
Kuehne + Nagel International AG	4,021	1,022,334
Logitech International SA	12,212	1,238,936
Lonza Group AG	5,490	3,814,941
Nestle SA	197,266	19,752,202
Partners Group Holding AG	1,838	1,526,650
PSP Swiss Property AG	5,832	1,052,434
Sandoz Group AG	33,967	2,760,855
Schindler Holding AG, Participating Certificate	5,141	1,617,822
SGS SA	14,025	1,660,360
SIG Group AG*(a)	30,733	558,022
Sika AG	12,471	2,803,104
Sonova Holding AG	4,258	1,157,852
Straumann Holding AG	9,077	1,120,587
Swatch Group AG (The), Bearer(a)	3,211	715,584
Swiss Prime Site AG	9,362	1,525,136
Swisscom AG	2,355	1,810,531
Temenos AG	5,253	434,693
UBS Group AG	247,156	12,998,563
VAT Group AG	2,314	1,721,807
Zurich Insurance Group AG	11,823	8,998,954
Total Switzerland		106,270,318

Thailand — 0.0%(b)
Thai Beverage PCL	555,595	199,076

United Kingdom — 9.9%
3i Group PLC	77,928	3,003,523
Associated British Foods PLC	26,497	744,190

	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
AstraZeneca PLC	115,363	$19,611,151
Autotrader Group PLC	87,312	615,466
Aviva PLC	241,416	2,252,757
BAE Systems PLC	230,442	6,493,857
Barclays PLC	1,037,997	7,105,952
Barratt Redrow PLC	112,243	443,033
Beazley PLC	51,529	894,899
Berkeley Group Holdings PLC*	8,755	412,371
British American Tobacco PLC	158,920	9,773,704
British Land Co. PLC (The)	90,496	538,290
BT Group PLC	455,353	1,233,549
Bunzl PLC	32,686	1,232,521
Burberry Group PLC*	29,228	467,086
Centrica PLC	394,229	822,327
CK Hutchison Holdings Ltd.	235,503	2,210,393
Compass Group PLC	136,154	4,317,443
Convatec Group PLC	169,451	510,807
Croda International PLC	13,146	567,004
DCC Energy PLC	7,671	653,462
Diageo PLC	175,891	3,868,949
Entain PLC	51,542	375,529
GSK PLC	307,793	8,000,514
Halma PLC	31,486	1,495,742
Howden Joinery Group PLC	48,069	510,072
HSBC Holdings PLC	1,320,717	28,011,116
ICG PLC	23,938	608,211
IMI PLC	22,913	905,321
Imperial Brands PLC	62,535	2,377,421
Informa PLC	106,499	1,269,538
International Consolidated Airlines Group SA	171,496	996,785
Intertek Group PLC	12,070	948,603
JD Sports Fashion PLC	213,678	257,249
Kingfisher PLC	150,502	625,033
Land Securities Group PLC	70,809	672,280
Legal & General Group PLC	430,985	1,742,314
Lloyds Banking Group PLC	4,518,877	6,975,227
London Stock Exchange Group PLC	37,385	4,225,107
M&G PLC	161,628	777,601
Marks & Spencer Group PLC	165,790	903,826
Melrose Industries PLC	99,587	608,849
National Grid PLC	392,027	6,278,088
NatWest Group PLC	616,130	5,852,190
Next PLC	9,407	1,879,299
Pearson PLC	57,598	974,332
Persimmon PLC	27,213	405,404
Reckitt Benckiser Group PLC	50,527	3,563,028
RELX PLC	140,135	4,916,455
Rentokil Initial PLC	203,443	944,005
Rightmove PLC	88,295	552,052
Rolls-Royce Holdings PLC	651,092	12,860,968
Sage Group PLC (The)	88,282	1,156,215
Segro PLC	102,956	1,337,037
Severn Trent PLC	24,134	980,196
Smith & Nephew PLC	71,859	1,120,319
Smiths Group PLC	27,621	982,057
Spirax Group PLC	6,342	592,738
SSE PLC	99,960	3,155,867
St James's Place PLC	41,209	584,240
Standard Chartered PLC	137,493	4,048,483
Taylor Wimpey PLC	311,162	326,622
Tesco PLC	521,868	3,437,778
Unilever PLC	165,683	10,575,368
United Utilities Group PLC	66,166	1,231,463
Vodafone Group PLC	1,473,806	2,337,407

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Weir Group PLC (The)	22,021	$781,172
Whitbread PLC	16,079	543,122
Wise Group PLC, Class A*	65,489	780,495
Zegona Communications PLC	14,989	294,907
Total United Kingdom		202,550,379

United States — 6.2%
Aegon Ltd.	117,419	1,112,924
Alcon AG	39,376	2,695,313
Amrize Ltd.*	41,909	2,055,434
AP Moller - Maersk A/S, Class B	376	1,007,316
BP PLC	1,216,367	9,044,016
Experian PLC	71,573	2,687,311
Ferrovial NV(a)	37,130	2,423,927
GQG Partners, Inc.	52,490	50,138
Haleon PLC	711,645	3,479,311
Holcim AG*	41,232	3,737,661
James Hardie Industries PLC*(a)	44,587	1,165,258
Light & Wonder, Inc.*	5,780	463,930
Novartis AG	144,487	22,609,300
QIAGEN NV	15,370	631,670
Roche Holding AG	56,414	24,656,066
Samsonite Group SA	126,275	227,539
Sanofi SA	84,814	7,266,983
Schneider Electric SE	42,987	14,323,230
Shell PLC	436,992	19,897,756
Stellantis NV*	189,518	1,081,963
Sunbelt Rentals Holdings, Inc.	32,968	2,347,885
Swiss Re AG	23,703	3,950,744
Total United States		126,915,675

Total Common Stocks
(Cost $1,568,486,285)		2,035,195,431

Preferred Stocks — 0.1%

Germany — 0.1%
Henkel AG & Co. KGaA, 2.73%	13,378	1,163,947
Volkswagen AG, 7.06%(a)	19,383	1,665,000

Total Preferred Stocks
(Cost $3,417,937)		2,828,947

Investment Company — 0.3%

United States — 0.3%
Vanguard FTSE Developed Markets ETF(a)
(Cost $6,859,464)	96,702	6,829,095

Short-Term Investments — 0.8%

Money Market Funds — 0.8%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)(e)	13,297,153	13,297,153

	Shares	Value
Short-Term Investments (continued)

Money Market Funds (continued)
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(d)	2,081,253	$2,081,253

Total Short-Term Investments
(Cost $15,378,406)		15,378,406

Total Investments — 100.7% (Cost $1,594,142,092)		2,060,231,879
Other Assets and Liabilities, Net — (0.7)%		(14,787,920)
Net Assets — 100.0%		$2,045,443,959

		% of
Industry	Value	Net Assets
Financials	$492,481,507	24.1%
Industrials	378,345,581	18.5
Information Technology	313,275,043	15.3
Health Care	185,051,330	9.0
Consumer Discretionary	169,656,885	8.3
Consumer Staples	128,075,393	6.3
Materials	119,511,714	5.8
Utilities	68,768,805	3.4
Energy	68,570,910	3.3
Communication Services	67,787,001	3.3
Real Estate	45,082,081	2.2
Money Market Funds	15,378,406	0.8
Investment Companies	6,829,095	0.3
Insurance	1,201,466	0.1
Chemicals	216,662	0.0 (b)
Total Investments	$2,060,231,879	100.7%
Other Assets and Liabilities, Net	(14,787,920)	(0.7)
Total Net Assets	$2,045,443,959	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $54,330,986; total market value of collateral held by the Fund was $57,580,101. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $44,282,948.
(b)	Less than 0.05%.
(c)	All or a portion of this security segregated as collateral for open swap and forward foreign currency contracts.
(d)	Reflects the 1-day yield at July 31, 2026.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	10/12/2027	Monthly	$3,716,024	$—

(f) Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(g) Reflects the value at reset date of July 31, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

Forward Foreign Currency Contracts Outstanding as of July 31, 2026:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2026	Unrealized Appreciation
Swiss Franc	08/04/26	Morgan Stanley	66,273,972	$81,911,742	$81,952,228	$40,486
Danish Krone	08/04/26	Morgan Stanley	91,685,106	14,113,870	14,115,495	1,625
Euro	08/04/26	Morgan Stanley	263,574,522	303,270,954	303,305,344	34,390
Great British Pound	08/04/26	Morgan Stanley	93,217,198	125,440,798	125,446,605	5,807
Hong Kong Dollar	08/04/26	Morgan Stanley	134,634,019	17,168,344	17,171,772	3,428
Israeli Shekel	08/04/26	Morgan Stanley	35,746,635	11,672,538	11,675,180	2,642
Japanese Yen	08/04/26	Morgan Stanley	38,122,936,432	239,440,054	239,504,756	64,702
South Korean Won#	08/04/26	Morgan Stanley	180,140,476,691	125,301,516	126,358,997	1,057,481
Norwegian Krone	08/04/26	Morgan Stanley	50,740,560	5,349,475	5,349,686	211
New Zealand Dollar	08/04/26	Morgan Stanley	3,180,218	1,868,762	1,869,100	338
Polish Zloty	08/04/26	Morgan Stanley	14,771,031	3,945,493	3,945,848	355
Swedish Krona	08/04/26	Morgan Stanley	268,871,364	28,180,764	28,189,699	8,935
Singapore Dollar	08/04/26	Morgan Stanley	17,899,166	13,940,943	13,946,374	5,431
Unrealized Appreciation				$971,605,253	$972,831,084	$1,225,831

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2026	Unrealized Appreciation
Swiss Franc	08/04/26	Morgan Stanley	(64,370,776)	$(80,045,649)	$(79,598,798)	$446,851
British Pound	08/04/26	Morgan Stanley	(259,650)	(349,974)	(349,423)	551
Hong Kong Dollar	08/04/26	Morgan Stanley	(133,516,993)	(17,041,367)	(17,029,302)	12,065
Israeli Shekel	08/04/26	Morgan Stanley	(35,551,360)	(11,929,982)	(11,611,402)	318,580
Unrealized Appreciation				$(109,366,972)	$(108,588,925)	$778,047

Total Unrealized Appreciation						$2,003,878

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2026	Unrealized (Depreciation)
Australian Dollar	08/04/26	Morgan Stanley	90,511,534	$63,567,608	$63,564,301	$(3,307)
Unrealized Depreciation				$63,567,608	$63,564,301	$(3,307)

Schedule of Investments ─ NYLIM FTSE International Equity Currency Neutral ETF (formerly, NYLI FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2026 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2026	Unrealized (Depreciation)
Australian Dollar	08/04/26	Morgan Stanley	(90,511,534)	$(62,665,463)	$(63,564,301)	$(898,838)
Australian Dollar	09/04/26	Morgan Stanley	(93,096,062)	(65,327,741)	(65,340,736)	(12,995)
Swiss Franc	08/04/26	Morgan Stanley	(1,903,196)	(2,347,154)	(2,353,430)	(6,276)
Swiss Franc	09/04/26	Morgan Stanley	(66,617,227)	(82,593,851)	(82,661,951)	(68,100)
Danish Krone	08/04/26	Morgan Stanley	(91,685,106)	(14,042,481)	(14,115,495)	(73,014)
Danish Krone	09/04/26	Morgan Stanley	(91,279,363)	(14,071,177)	(14,076,371)	(5,194)
Euro	08/04/26	Morgan Stanley	(263,574,522)	(301,598,148)	(303,305,344)	(1,707,196)
Euro	09/04/26	Morgan Stanley	(263,187,939)	(303,137,500)	(303,245,746)	(108,246)
British Pound	08/04/26	Morgan Stanley	(92,957,548)	(123,407,753)	(125,097,183)	(1,689,430)
British Pound	09/04/26	Morgan Stanley	(96,306,186)	(129,567,743)	(129,600,864)	(33,121)
Hong Kong Dollar	08/04/26	Morgan Stanley	(1,117,026)	(142,418)	(142,470)	(52)
Hong Kong Dollar	09/04/26	Morgan Stanley	(146,815,718)	(18,736,987)	(18,746,717)	(9,730)
Israeli Shekel	08/04/26	Morgan Stanley	(195,275)	(63,708)	(63,779)	(71)
Israeli Shekel	09/04/26	Morgan Stanley	(37,832,148)	(12,362,012)	(12,368,839)	(6,827)
Japanese Yen	08/04/26	Morgan Stanley	(38,122,936,432)	(235,113,802)	(239,504,756)	(4,390,954)
Japanese Yen	09/04/26	Morgan Stanley	(37,797,391,965)	(237,914,892)	(238,053,417)	(138,525)
South Korean Won#	08/04/26	Morgan Stanley	(180,140,476,691)	(116,525,465)	(126,358,997)	(9,833,532)
South Korean Won#	09/04/26	Morgan Stanley	(137,594,160,785)	(95,654,129)	(96,550,510)	(896,381)
Norwegian Krone	08/04/26	Morgan Stanley	(50,740,560)	(5,131,206)	(5,349,686)	(218,480)
Norwegian Krone	09/04/26	Morgan Stanley	(54,260,575)	(5,716,846)	(5,718,130)	(1,284)
New Zealand Dollar	08/04/26	Morgan Stanley	(3,180,218)	(1,812,589)	(1,869,100)	(56,511)
New Zealand Dollar	09/04/26	Morgan Stanley	(3,312,620)	(1,948,066)	(1,948,826)	(760)
Polish Zloty	08/04/26	Morgan Stanley	(14,742,976)	(3,919,927)	(3,938,354)	(18,427)
Polish Zloty	09/04/26	Morgan Stanley	(16,130,064)	(4,307,340)	(4,308,627)	(1,287)
Swedish Krona	08/04/26	Morgan Stanley	(268,871,364)	(27,820,922)	(28,189,698)	(368,776)
Swedish Krona	09/04/26	Morgan Stanley	(277,157,074)	(29,090,547)	(29,107,514)	(16,967)
Singapore Dollar	08/04/26	Morgan Stanley	(17,899,166)	(13,864,188)	(13,946,374)	(82,186)
Singapore Dollar	09/04/26	Morgan Stanley	(19,509,811)	(15,224,959)	(15,235,469)	(10,510)
Unrealized Depreciation				$(1,924,109,014)	$(1,944,762,684)	$(20,653,670)

Total Unrealized Depreciation						$(20,656,977)

Net Unrealized Appreciation (Depreciation)						$(18,653,099)

At July 31, 2026, securities with a value of $42,167,136 was segregated as collateral for open swap and forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$2,035,195,431	$—	$—	$2,035,195,431
Preferred Stocks	2,828,947	—	—	2,828,947
Investment Company	6,829,095	—	—	6,829,095
Short-Term Investments:
Money Market Funds	15,378,406	—	—	15,378,406
Total Investments in Securities	2,060,231,879	—	—	2,060,231,879
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	—	2,003,878	—	2,003,878
Swap Contracts	—	—	—	—
Total Other Financial Instruments	—	2,003,878	—	2,003,878
Total Investments in Securities and Other Financial Instruments	$2,060,231,879	$2,003,878	$—	$2,062,235,757
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$—	$(20,656,977)	$—	$(20,656,977)

(h)	For a complete listing of investments and their countries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.